Note 14 - Tax Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Applicable tax rate	0.00%	0.00%	26.50%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	15.00%
Net deferred tax assets	$ 65	$ 44
Net deferred tax liabilities	19,620	15,909
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets	65	44
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities	$ 19,620	$ 15,909